Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing information about the compensation of our Principal Executive Officers (“PEOs”) and other NEOs, as disclosed in the Summary Compensation Table (“SCT”) and also their “compensation actually paid.” The dollar amounts reported as “compensation actually paid” were computed in accordance with applicable SEC rules and do not necessarily reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year.

				Comp. Actually Paid to Second PEO ($)(2)	Average SCT Total for Non-PEO Named Executive Officers ($)	Average Comp. Actually Paid to Non-PEO Named Executive Officers ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year (1)	SCT Total for First PEO ($)	Comp. Actually Paid to First PEO ($)(2)	SCT Total for Second PEO ($)				Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Income (Loss) ($000s)	Adjusted EPS ($)(4)
2024	N/A	N/A	5,993,088	1,721,069	2,137,313	1,064,386	20.30	155.83	(146,594)	0.84
2023	N/A	N/A	5,838,579	2,731,348	1,750,510	577,117	55.88	153.95	8,595	2.06
2022	N/A	N/A	4,764,466	(116,058)	2,388,206	1,177,614	114.25	133.89	104,778	2.90
2021	2,657,102	1,103,513	4,731,970	3,676,080	1,501,890	953,242	132.76	143.15	147,266	4.14
2020	6,636,559	18,066,470	N/A	N/A	2,553,707	5,745,210	138.78	111.14	191,355	3.63

(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2024	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2023	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Connie Tang, Mark H. Lawrence, Joseph Y. Chang
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger
2020	Ritch N. Wood	N/A	Mark H. Lawrence, Ryan S. Napierski, Joseph Y. Chang, D. Matthew Dorny

(2)	Adjustments made to calculate 2024 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO	Average of Other NEOs
Total Compensation in SCT	5,993,088	2,137,313
Less: Grant date value of stock awards and option awards reported in SCT	(4,517,549)	(1,001,368)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,687,088	377,366
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(1,294,794)	(347,300)
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(146,764)	(101,624)
Total Adjustments	(4,272,019)	(1,072,927)
Compensation Actually Paid	1,721,069	1,064,386

Fair value amounts were calculated in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under U.S. GAAP. The fair value amounts were calculated using our stock price on the last day of each fiscal year or the date of vesting, as applicable, and assuming the probable level of achievement for performance-based awards as of the end of the covered fiscal year. For information on the assumptions used in calculating these amounts, refer to Note 10 to the financial statements in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2024.

(3)	Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2019 in our company’s common stock and the S&P SmallCap 600 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2024.

(4)	We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2024 to our performance. On average, equity awards constitute the largest component of our NEOs’ 2024 target compensation, and Adjusted EPS is the metric used for our performance-based equity awards. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes; losses or gains on settlements of litigation that began prior to the beginning of the respective year; and other items that are non-recurring, unusual, infrequent or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2022–2024—Goals and Vesting.”

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)	NEOs included in the above table for each year are the following:

Year	First PEO	Second PEO	Non-PEOs
2024	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Justin S. Keisel
2023	N/A	Ryan S. Napierski	James D. Thomas, Chayce D. Clark, Steven K. Hatchett, Connie Tang, Mark H. Lawrence, Joseph Y. Chang
2022	N/A	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark
2021	Ritch N. Wood	Ryan S. Napierski	Mark H. Lawrence, Connie Tang, Joseph Y. Chang, Chayce D. Clark, D. Matthew Dorny, Jeffrey C. Bettinger
2020	Ritch N. Wood	N/A	Mark H. Lawrence, Ryan S. Napierski, Joseph Y. Chang, D. Matthew Dorny

Peer Group Issuers, Footnote
(3)	Calculated in the manner prescribed by SEC rules. Indicates the value, as of December 31 of each year, of an assumed $100 initial investment that is invested on December 31, 2019 in our company’s common stock and the S&P SmallCap 600 Consumer Staples Index, the same index that was used in the Stock Performance Graph in our Annual Report on Form 10-K filed for the fiscal year ended December 31, 2024.

Adjustment To PEO Compensation, Footnote
(2)	Adjustments made to calculate 2024 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO	Average of Other NEOs
Total Compensation in SCT	5,993,088	2,137,313
Less: Grant date value of stock awards and option awards reported in SCT	(4,517,549)	(1,001,368)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,687,088	377,366
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(1,294,794)	(347,300)
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(146,764)	(101,624)
Total Adjustments	(4,272,019)	(1,072,927)
Compensation Actually Paid	1,721,069	1,064,386

Non-PEO NEO Average Total Compensation Amount	$ 2,137,313	$ 1,750,510	$ 2,388,206	$ 1,501,890	$ 2,553,707
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,064,386	577,117	1,177,614	953,242	5,745,210
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Adjustments made to calculate 2024 “compensation actually paid” pursuant to SEC rules are as follows:

	PEO	Average of Other NEOs
Total Compensation in SCT	5,993,088	2,137,313
Less: Grant date value of stock awards and option awards reported in SCT	(4,517,549)	(1,001,368)
Plus: Year-end value of awards granted during the year that are outstanding and unvested as of year-end	1,687,088	377,366
Plus (less): Change in value, from prior year-end to year-end, of awards granted in a prior year that are outstanding and unvested as of year-end	(1,294,794)	(347,300)
Plus (less): Change in value, from prior year-end to vesting date, of awards granted in a prior year that vested during the year	(146,764)	(101,624)
Total Adjustments	(4,272,019)	(1,072,927)
Compensation Actually Paid	1,721,069	1,064,386

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between “Compensation Actually Paid” and Other Metrics. The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group.

Compensation Actually Paid vs. Net Income	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our net income.
Compensation Actually Paid vs. Company Selected Measure	The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our Adjusted EPS.
Total Shareholder Return Vs Peer Group

Relationship Between “Compensation Actually Paid” and Other Metrics. The following chart depicts the relationship between the “compensation actually paid” to our NEOs and our total shareholder return, and it compares our total shareholder return to that of our peer group.

Tabular List, Table

Most Important Financial Performance Measures. We believe the most important financial and non-financial performance measures that are used to link the “compensation actually paid” to our NEOs to our 2024 performance are the following, with Adjusted EPS being the most important of these measures:

Adjusted EPS
Adjusted revenue
Adjusted operating income
Adjusted Rhyz revenue
Net reduction in SKUs
New product revenue
Paid affiliates

Total Shareholder Return Amount	$ 20.3	55.88	114.25	132.76	138.78
Peer Group Total Shareholder Return Amount	155.83	153.95	133.89	143.15	111.14
Net Income (Loss)	$ (146,594,000)	$ 8,595,000	$ 104,778,000	$ 147,266,000	$ 191,355,000
Company Selected Measure Amount	0.84	2.06	2.9	4.14	3.63
PEO Name	Ryan S. Napierski	Ryan S. Napierski	Ryan S. Napierski		Ritch N. Wood
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description
(4)	We believe Adjusted EPS is the most important financial performance measure that is used to link the “compensation actually paid” to our NEOs in 2024 to our performance. On average, equity awards constitute the largest component of our NEOs’ 2024 target compensation, and Adjusted EPS is the metric used for our performance-based equity awards. Adjusted EPS is measured as diluted EPS excluding extraneous items such as the impact of accounting changes; losses or gains on settlements of litigation that began prior to the beginning of the respective year; and other items that are non-recurring, unusual, infrequent or outside of management’s control. For further information about the calculation of Adjusted EPS, see “Executive Compensation: Compensation Discussion and Analysis”—“Performance-Based Awards Granted in 2022–2024—Goals and Vesting.”

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted operating income
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Rhyz revenue
Measure:: 5
Pay vs Performance Disclosure
Name	Net reduction in SKUs
Measure:: 6
Pay vs Performance Disclosure
Name	New product revenue
Measure:: 7
Pay vs Performance Disclosure
Name	Paid affiliates
Ritch N. Wood [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,657,102	$ 6,636,559
PEO Actually Paid Compensation Amount				$ 1,103,513	$ 18,066,470
PEO Name				Ritch N. Wood
Ryan S. Napierski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,993,088	$ 5,838,579	$ 4,764,466	$ 4,731,970
PEO Actually Paid Compensation Amount	1,721,069	$ 2,731,348	$ (116,058)	$ 3,676,080
PEO Name				Ryan S. Napierski
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,272,019)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,517,549)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,687,088
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,294,794)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,764)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,927)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,001,368)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,366
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(347,300)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (101,624)